Share-Based Compensation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Unrecognized pretax compensation expense on nonvested awards	$ 320
Unrecognized pretax compensation expense on nonvested awards, weighted average period of recognition (in years)	1 year 10 months 28 days
Restricted Share Units [Member]
Unrecognized pretax compensation expense on nonvested awards	$ 353
Unrecognized pretax compensation expense on nonvested awards, weighted average period of recognition (in years)	1 year 8 months 15 days